Summary Prospectus January 31, 2010

Virtus Market Neutral Fund

A: EMNAX	B: EMNBX	C: EMNCX	I: VIMNX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at http://www.virtus.com/individuals/forms/prospectuses.aspx?type=individual.

You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.

The fund’s prospectus and SAI, both dated January 31, 2010, and the fund’s most recent shareholder report, dated September 30, 2009, are all incorporated by reference into this Summary Prospectus.

Investment Objective

The fund has an investment objective to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Fees and Expenses

The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and under “Sales Charges” on page 115 of the fund’s prospectus and “Alternative Purchase Arrangements” on page 53 of the fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B		Class C		Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	5.00%	(a)	1.25%	(a)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class B		Class C		Class I
Management Fees		1.50%		1.50%		1.50%		1.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		1.00%		None
Other Expenses:
Dividends on Short Sales	2.27%		2.27%		2.27%		2.27%
Acquired Fund Fees and Expenses(b)	0.01%		0.01%		0.01%		0.01%
Remainder of Other Expenses	0.21%		0.21%		0.21%		0.21%
Total Other Expenses		2.49%		2.49%		2.49%		2.49%
Total Annual Fund Operating Expenses		4.24%		4.99%		4.99%		3.99%

(a)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)	Acquired fund fees and expenses are not reflected in the financial highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. In the case of Class B Shares, it assumes that your shares are converted to Class A Shares after seven years. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$976	$1,788	$2,611	$4,726
Class B	Sold	$899	$1,697	$2,496	$4,849
	Held	$499	$1,497	$2,496	$4,849
Class C	Sold	$624	$1,497	$2,496	$4,992
	Held	$499	$1,497	$2,496	$4,992
Class I	Sold or Held	$401	$1,215	$2,046	$4,195

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 253% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The fund utilizes a unique market neutral style seeking to provide attractive performance in both up and down markets. The fund invests in what the subadviser believes to be undervalued companies with strong and improving business prospects while shorting companies the subadviser believes to have deteriorating business momentum and excessive valuations. The use of uncorrelated equity strategies across investing styles, market caps and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks. The fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets. In addition to purchasing or selling short individual securities, the fund may purchase or sell short any type of future or option related to such securities. The fund may also invest in exchange-traded funds (ETFs).

Principal Risks

The fund may not achieve its objectives, and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the fund are those associated with:

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Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and thus, the value of the fund’s shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.

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Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

>	Foreign Investing Risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts.

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Futures and Options Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, futures or options.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>	Short Sales Risk. The risk that a fund may experience a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

For a more detailed description of the above risks, see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a more narrowly-based benchmark. Updated performance information is available at www.virtus.com or by calling 800-243-1574.

Calendar year total returns for Class A Shares (includes returns of a predecessor fund)

Returns do not reflect sales charges and would be lower if they did.

Best Quarter: Q3/2002: 8.66%	Worst Quarter: Q4/2002: -12.08%

Average Annual Total Returns (for the periods ended 12/31/09; includes returns of a predecessor fund)

Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.

	1 Year	5 Years	10 Years
Class A
Return Before Taxes	2.78%	-2.27%	0.64%
Return After Taxes on Distributions	2.78%	-2.42%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	1.81%	-1.96%	0.40%
Class B
Return Before Taxes	4.12%	-2.05%	0.49%
Class C
Return Before Taxes	8.15%	-1.85%	0.51%
S&P 500® Index	26.46%	0.42%	-0.96%
Citigroup 90-Day Treasury Bill Index	0.16%	2.88%	2.84%

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three three-month Treasury bill issues.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not shown.

Management

The fund’s investment adviser is Virtus Investment Advisers, Inc.

The fund’s subadviser is The Boston Company Asset Management LLC (“TBCAM”).

>	Robert J. Eastman, CFA, Senior Vice President and Portfolio Manager at TBCAM, is a manager of the fund. Mr. Eastman has been Portfolio Manager since 2008.

>	Sean P. Fitzgibbon, CFA, Senior Vice President and Lead Portfolio Manager at TBCAM, is a manager of the fund. Mr. Fitzgibbon has been Portfolio Manager since 2008.

>	Jeffrey D. McGrew, CFA, Vice President and a Portfolio Manager at TBCAM, is a manager of the fund. Mr. McGrew has been Portfolio Manager since 2008.

c/o State Street Bank and Trust Company

P.O. Box 8301

Boston, MA 02266-8301

8413	1-10

Purchase and Sale of Fund Shares

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$500
Individual Retirement Accounts (IRAs), systematic purchase or systematic exchange accounts	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum
Minimum Additional Purchase	$25
Defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans	No minimum

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.

In general, you can buy or sell shares of the fund by mail or telephone on any business day. You can generally pay for shares by check or wire. (You may be charged wire fees or other transaction fees; ask your financial advisor.) When selling shares, you will receive a check, unless you request a wire. Payment for shares redeemed generally is made within seven days. You also may buy and sell shares through a financial advisor. Orders to buy and sell shares are processed at the next NAV (share price) to be calculated after we receive your request in good order. NAVs are calculated only on days when the New York Stock Exchange is open for regular trading. For more information about buying and selling shares, ask your financial advisor or see “Your Account” on page 121, “How to Buy Shares” on page 122 and “How to Sell Shares” on page 123 of the fund’s prospectus.

NOTE: Class B Shares are no longer available for purchase, except through reinvestment of dividends/capital gain distributions by existing shareholders and exchange of Class B shares of a fund for Class B shares of other Virtus Mutual Funds, as permitted by the existing exchange privileges (as set forth in the fund’s prospectus).

Taxes

The fund’s distributions are taxable to you either as ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.